Leases (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Schedule of Right to use asset
	December 31,
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars
Cost:
Opening balance	7,834	5,341	2,456
Dispositions	(1,879)	(2,322)	(589)
Additions	2,109	4,815	661
Closing balance	8,064	7,834	2,528

Accumulated depreciation:
Opening balance	3,020	3,217	947
Dispositions	(1,879)	(2,322)	(589)
Depreciation	2,361	2,125	740
Closing balance	3,502	3,020	1,098

Net book value	4,562	4,814	1,430

Schedule of Leases liabilities
	December 31,
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars

Opening balance	4,700	2,207	1,474
Additions	2,109	4,815	661
Payments	(1,879)	(2,322)	(589)
Closing balance	4,930	4,700	1,546

Schedule of Amounts Recognized in Profit Or Loss
	For the year ended December 31
	2 0 2 5	2 0 2 4	2 0 2 5
	NIS	NIS	US Dollars

Depreciation expense on right-to-use assets	2,361	2,125	740
Interest expense on lease liabilities	296	240	93
Cancellation of rental expenses	(2,175)	(2,563)	(681)
	482	(198)	152